Short and long-term investments - Summary of Financial Investments Measured by Amortized Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Financial Investments Measured At Amortized Cost [Line Items]
Opening balance on January 1	$ 78,397
Closing balance on December 31	167,653	$ 78,397
Investments [Member]
Disclosure Of Detailed Information About Financial Investments Measured At Amortized Cost [Line Items]
Opening balance on January 1	10,119	0
Closing balance on December 31	88,081	10,119
Investments [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Detailed Information About Financial Investments Measured At Amortized Cost [Line Items]
Additions	114,296	9,003
Redemption	(34,528)	0
Accrued interest	21,605	1,141
Exchange differences	$ (23,411)	$ (25)